Note 25 - Related Party Transactions (Details Textual)															1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 07, 2023 USD ($)	Jul. 01, 2023 USD ($) shares	May 09, 2023 shares	May 05, 2023 USD ($) $ / shares shares	May 01, 2023 USD ($)	Feb. 01, 2023 USD ($)	Dec. 30, 2022	Dec. 14, 2022 USD ($) $ / shares shares	Dec. 09, 2022 $ / shares shares	Sep. 02, 2022 USD ($)	Jul. 12, 2022 USD ($)	Jan. 20, 2022 USD ($) $ / shares shares	Jan. 05, 2022 USD ($)	Jan. 02, 2022 USD ($) $ / shares shares	Apr. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Aug. 30, 2022 USD ($) shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares																$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from Warrant Exercises																			$ 184,000	$ 0
December 2022 Private Placement [Member]
Number of Warrants Per Unit (in shares) | shares								1	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares								1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 1.75	$ 1.75
Warrants and Rights Outstanding, Term (Year)								3 years	3 years
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio							200
Predecessor Company [Member]
Investment Owned, Balance, Shares (in shares) | shares																					105,000
Progressive Care [Member]
Investment Owned, Balance, Shares (in shares) | shares		402,269		455,000																	3,000
Investment Owned, Price Per Share (in dollars per share) | $ / shares				$ 2.2
Investment Owned, Cost				$ 1,000,000																	$ 8,300,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001
Proceeds from Warrant Exercises		$ 506,000
Investment Owned, Balance, Shares From Warrants Exercised (in shares) | shares		230,000
Iliad [Member] | Secured Convertible Promissory Note [Member]
Payments to Acquire Notes Receivable										$ 1,000,000
Debt Conversion Agreement [Member] | Predecessor Company [Member]
Long-Term Debt, Gross																					$ 2,800,000
January 2022 Private Placement [Member]
Stock Issued During Period, Value, New Issues													$ 7,200,000	$ 7,225,038						7,005,000
Percentage of Funds Raised on Offering														73.00%
Stock Issued During Period, Shares, New Issues (in shares) | shares														2,229,950
Shares Issued, Price Per Share (in dollars per share) | $ / shares														$ 3.24
December 2022 Private Placement [Member]
Stock Issued During Period, Value, New Issues																				7,472,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares								$ 1.75	$ 1.75
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares								$ 0.0001
Equity Offering, Units Issued (in shares) | shares								4,575,429	4,575,429
Number of Shares Per Unit Issued (in shares) | shares								1	1
Proceeds From Equity Offering								$ 8,000,000
David Phipps [Member]
Accounts Payable																		$ 8,000	8,000	720
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold																			78,000	56,000
Lauren Sturges Fernandez [Member]
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold																	$ 10,995			$ 10,995
Annual Salary											$ 95,000				$ 125,000
Mr Barreto [Member]
Stock Issued During Period, Value, New Issues												$ 1,200,000
Percentage of Funds Raised on Offering												17.00%
Stock Issued During Period, Shares, New Issues (in shares) | shares												370,701
Shares Issued, Price Per Share (in dollars per share) | $ / shares												$ 3.24
CEO and Board Member [Member] | Iliad [Member] | Secured Convertible Promissory Note [Member]
Payments to Acquire Notes Receivable, Including Contributions by Related Parties										2,300,000
Chief Operating Officer [Member] | Iliad [Member] | Secured Convertible Promissory Note [Member]
Payments to Acquire Notes Receivable										$ 400,000
NextPlat Corp [Member] | Progressive Care [Member] | Debt Converted to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			570,599	570,599
NextPlat Corp [Member] | Predecessor Company [Member]
Investment Owned, Balance, Shares (in shares) | shares																					45,653
Chief Executive Officer [Member] | Progressive Care [Member] | Inducement Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			190,000
Chief Executive Officer [Member] | Progressive Care [Member] | Debt Converted to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			228,240
Chief Executive Officer [Member] | Predecessor Company [Member]
Investment Owned, Balance, Shares (in shares) | shares																					18,261
Chief Executive Officer [Member] | Progressive Care [Member]
Investment Owned, Balance, Shares From Warrants Exercised (in shares) | shares		211,470
Board Member [Member] | Progressive Care [Member] | Inducement Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares			30,000
Board Member [Member] | Progressive Care [Member] | Debt Converted to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			228,240
Board Member [Member] | Predecessor Company [Member]
Investment Owned, Balance, Shares (in shares) | shares																					18,261
Board Member [Member] | Progressive Care [Member]
Investment Owned, Balance, Shares From Warrants Exercised (in shares) | shares		130,571
Progressive Care [Member]
Management and Administrative Service Revenue, Per Month					$ 20,000	$ 25,000
Proceeds From Management and Administrative Service																$ 60,000	$ 50,000		235,000
Management Fees Eliminated																		120,000
Fernandez And Barreto [Member] | Progressive Care [Member]
Related Party, Ownership Percentage		53.00%
Related Party [Member]
Notes Receivable, Principal	$ 250,000
Notes Receivable, Interest Rate	7.00%
Financing Receivable, before Allowance for Credit Loss																$ 260,000		$ 256,000	$ 256,000
Related Party [Member] | December 2022 Private Placement [Member]
Percentage of Funds Raised on Offering								48.00%
Proceeds From Equity Offering								$ 8,000,000